NOTE 8. OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
CeraVest security deposits	$ 22,755	$ 1,920
Temporary payments to merchants	3,042	1,384
Payables related to properties	747	3,550
Rental deposits	2,032	1,463
Accrued expenses	2,646	2,526
Business and other tax payables	940	193
Salary payable	1,584	2,017
Interest payable for bank borrowings	253	498
Other current liabilities	1,807	1,373
Total	$ 35,806	$ 14,924